SEGMENT INFORMATION (Schedule of Sale by Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Net revenues	$ 47,696	$ 50,391	$ 47,103
Customer A [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	$ 1,344	$ 5,528	$ 4,173